Basis of Presentation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended
	Jul. 01, 2014	Jun. 13, 2014	Jul. 31, 2014	Sep. 30, 2014	Jul. 01, 2014	Jun. 25, 2014	Dec. 31, 2013	Dec. 31, 2012
Basis of Presentation [Abstract]
Reverse stock split ratio on common stock		0.67
Common stock registered for offering and sale				2,000,000,000		35,900,000	2,000,000,000	2,000,000,000
Additional shares of Common Stock sold to the underwriters						5,385,000
Number of shares of Common Stock offered	41,285,000
Share price (in dollars per share)					$ 17.00
Total debt reduction			$ 835